Allocation of Costs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocation of Costs
Direct operating expenses (exclusive of depreciation and amortization)	$ 83,800	$ 173,351	$ 88,890	$ 71,583	$ 92,703	$ 103,691	$ 54,510	$ 44,054	$ 45,410	$ 169,900	$ 164,300	$ 426,527	$ 247,665	$ 153,112
Selling, general and administrative expenses (exclusive of depreciation and amortization)	20,200	18,626	21,244	26,096	20,214	19,495	9,175	9,361	12,951	38,800	46,300	86,180	50,982	43,071
CVR Energy, Inc | CRLLC
Allocation of Costs
Direct operating expenses (exclusive of depreciation and amortization)				2,900							5,800
Selling, general and administrative expenses (exclusive of depreciation and amortization)				$ 20,000							$ 34,500